Consolidated Statements Of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Activities
Net earnings	$ 386.2	$ 329.2	$ 101.2
Adjustments to reconcile net earnings to net cash provided by operating activities:
Amortization of intangibles and debt issuance costs	28.6	29.7	28.0
Long-lived asset impairments	0.4	2.4	1.3
Goodwill impairment	3.7	4.1	108.0
Provision for losses on accounts and notes receivable	1.6	2.6	4.9
Writedown of inventories	8.9	9.8	10.0
Net (gain) loss from sales of assets and businesses	(38.5)	(3.7)	4.2
Deferred income tax expense (benefit)	17.6	24.1	(39.8)
Stock-based compensation	37.1	45.2	41.6
Tax benefits from stock-based compensation payments (See Note A)	0.0	(15.7)	(10.6)
Pension expense (benefit), net of contributions	(2.2)	15.6	(1.0)
Other, net	7.3	3.1	(9.4)
Increases/decreases in, excluding effects from acquisitions and divestitures:
Accounts and other receivables	3.4	(16.4)	(97.7)
Inventories	(33.3)	(49.1)	(21.9)
Other current assets	(2.1)	(0.4)	1.4
Accounts payable	50.8	(54.3)	47.5
Accrued expenses and other current liabilities	(3.7)	(50.6)	124.3
Net Cash Provided by Operating Activities	552.6	359.1	381.9
Investing Activities
Additions to property, plant and equipment	(124.0)	(103.2)	(94.1)
Purchases of companies, net of cash acquired	(29.5)	(11.1)	(70.4)
Depreciation	86.8	83.5	89.9
Proceeds from sales of assets and businesses	86.1	51.4	76.5
Advance of non-trade note receivable	24.6	0.0	0.0
Other, net	(10.0)	(6.7)	(14.7)
Net Cash Used for Investing Activities	(102.0)	(69.6)	(102.7)
Financing Activities
Additions to long-term debt	0.4	0.4	299.3
Payments on long-term debt	(5.4)	(205.0)	(188.1)
Change in commercial paper and short-term debt	11.5	201.3	(24.2)
Dividends paid	(177.4)	(171.6)	(167.5)
Issuances of common stock	4.9	8.3	21.8
Purchases of common stock	(198.0)	(191.5)	(149.7)
Acquisition of noncontrolling interest	(35.2)	0.0	0.0
Tax benefits from stock-based compensation payments (See Note A)	0.0	15.7	10.6
Other, net	(3.0)	(6.8)	(5.8)
Net Cash Used for Financing Activities	(402.2)	(349.2)	(203.6)
Effect of Exchange Rate Changes on Cash	(19.7)	(19.9)	(15.5)
Increase (decrease) in Cash and Cash Equivalents	28.7	(79.6)	60.1
Cash and Cash Equivalents—Beginning of Year	253.2	332.8	272.7
Cash and Cash Equivalents—End of Year	281.9	253.2	332.8
Supplemental Information
Interest paid (net of amounts capitalized)	37.5	43.6	40.1
Income taxes paid	112.3	91.6	84.6
Property, plant and equipment acquired through capital leases	4.7	1.6	3.7
Capital expenditures in accounts payable	$ 5.1	$ 2.5	$ 3.8